SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Investments, Revenue Recognition and Segment Reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 USD ($)
Revenue recognition [Abstract]
Deferred revenue recognized | $	$ 2,551,285	$ 2,296,486
Segment reporting [Abstract]
Number of operating segments	3
Number of reportable segments	3
Limited Partnership [Member] | Minimum [Member]
Investments [Abstract]
Equity interest percentage	5.00%